PRIVATE PLACEMENT (Details)	4 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Private Placement
Share Price	$ 9.20
Private Placement
Private Placement
Number of warrants sold | shares	8,000,000
Warrants per share price	$ 1.50
Amount of gross proceeds from sale of warrants | $	$ 12,000,000
Class A Common Stock | Private Placement
Private Placement
Number of common stock purchased by exercisable of each warrants | shares	1
Share Price	$ 11.50